Average Annual Total Returns - LS Opportunity Fund	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
LS Opportunity Fund - Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	8.29%	6.45%	6.22%
LS Opportunity Fund - Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.04%	5.86%	5.49%
LS Opportunity Fund - Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.08%	4.98%	4.78%